UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Spain Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Utilities - 26.0%
Electric & Gas Utility - 23.6%
Enagas	114,220	$1,829,187
Endesa SA	32,636	894,918
Iberdrola Renovables SA (a)	241,725	974,256
Iberdrola SA	709,031	4,610,864
Red Electrica Corp. SA	55,318	2,218,572

		10,527,797

Miscellaneous - 2.4%
Abertis Infraestructuras SA	75,973	1,049,031

		11,576,828

Telecommunication Services - 22.5%
Diversified Telecommunication Services - 22.5%
Telefonica SA	544,681	10,024,338

Financials - 8.5%
Banking - Money Center - 8.5%
Banco Santander Central Hispano SA	622,473	3,802,630

Finance - 8.5%
Banking - Money Center - 4.8%
Banco Bilbao Vizcaya Argentaria SA (b)	299,283	2,162,026

Miscellaneous - 3.7%
Corporacion Financiera Alba	31,327	982,560
Criteria Caixacorp SA	235,524	654,440

		1,637,000

		3,799,026

Capital Goods - 7.2%
Engineering & Construction - 7.2%
Acciona SA	10,652	1,045,962
ACS Actividades de Construccion y Servicios SA	34,952	1,380,309
Obrascon Huarte Lain SA	54,653	571,106
Tecnicas Reunidas SA	7,588	210,752

		3,208,129

Energy - 6.3%
International - 4.8%
EDP Renovaveis SA (a)	19,811	144,680
Repsol YPF SA	130,432	1,992,199

		2,136,879

Miscellaneous - 1.5%
Gamesa Corp. Tecnologica SA	49,000	646,281

		2,783,160

Consumer Services - 5.5%
Apparel - 1.1%
Inditex SA	13,574	509,194

Cellular Communications - 2.8%
America Movil SAB de CV Series L	964,700	1,229,470

Miscellaneous - 1.6%
Prosegur Cia de Seguridad SA	27,249	698,689

		2,437,353

Technology - 3.7%
Computer Services - 3.7%
Indra Sistemas SA	89,701	1,629,097

Consumer Staples - 3.6%
Food - 3.6%
Ebro Puleva SA	63,991	724,264
Viscofan SA	46,561	899,541

		1,623,805

Health Care - 3.3%
Miscellaneous - 3.3%
Grifols SA	92,453	1,449,432

Basic Industry - 1.5%
Mining & Metals - 1.5%
Tubacex SA	271,615	669,707

Total Investments - 96.6% (cost $50,307,569)		43,003,505
Other assets less liabilities - 3.4%		1,535,983

Net Assets - 100.0%		$44,539,488

(a)	Non-income producing security.
(b)	Security represents investments in an affiliate.

As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,865,616 and gross unrealized depreciation of investments was $(17,169,680) resulting in net unrealized depreciation of ($7,304,064).

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,229,470		$	- 0	-
Level 2	41,774,035	†		- 0	-
Level 3	- 0	-		- 0	-

Total	$43,003,505		$	- 0	-

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 24, 2009